Document and Entity Information	Dec. 07, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2020
Entity Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2020
Document Effective Date	Dec. 07, 2020
Prospectus Date	Dec. 07, 2020